Loans and asset quality - Information about Past Due Loans (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 80,615	$ 71,570
Total past due
Financing Receivable, Past Due [Line Items]
Total past due loans	159	106
Total past due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	71	47
Total past due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	51	36
Total past due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	27	8
Total past due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	10	15
30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	142	103
30 to 59 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	63	47
30 to 59 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	49	34
30 to 59 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	23	7
30 to 59 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	7	15
60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	17	3
60 to 89 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	8	0
60 to 89 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	2	2
60 to 89 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	4	1
60 to 89 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	3	0
Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 0	$ 0